CASH AND CASH EQUIVALENTS - Summary of Cash And Cash Equivalents (Detail) - EUR (€) € in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Cash and cash equivalents [abstract]
Bank balances	€ 607,606	€ 67,080
Short-term highly liquid investments	188,257	0
Total	€ 795,863	€ 67,080	€ 96,644	€ 1,053